SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Text Block Supplement [Abstract]
Schedule of research and development expenses
	Year ended December 31,
	2024	2023	2022
Subcontractors and consultants	$793	$1,001	$2,228
Payroll and related expenses	543	699	766
Share-based compensation expense	80	73	285
Clinical trials expenses	10,289	4,262	1,121
Other expenses	-	-	22
	$11,705	$6,035	$4,422

Schedule of general and administrative expenses
	Year ended December 31,
	2024	2023	2022
Professional services	$1,390	$1,209	$1,489
Payroll and related expenses	815	877	780
D&O insurance	263	394	653
Rent and office maintenance	146	191	249
Share-based compensation expense	230	731	1,104
Other expenses	124	147	172
	$2,968	$3,549	$4,447

Schedule of financial expenses net
	Year ended December 31,
	2024	2023	2022
Interest income	101	406	160
Issuance expenses	-	(368)	-
Bank fees	(14)	(16)	(13)
Loss from Inducement offer letter agreement (Note 7c)	-	(1,502)	-
Change in fair value of derivative warrant liability (Note7c)	-	1,726	-
Exchange rate differences	$6	2	$(61)
Total other financial expenses, net	$93	248	$86